UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-09541
                                   ---------------------------------------------

          AmeriPrime Advisors Trust
--------------------------------------------------------------------------------
                           (Exact name of registrant as specified in charter)

         431  N. Pennsylvania St.       Indianapolis, IN    46204
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Terry Gallagher
------------------------------------
Unified Fund Services, Inc.
------------------------------------
431 N. Pennsylvania St.
------------------------------------
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:   11/30
                        ------------

Date of reporting period:  11/30/04
                           ---------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

        ================================================================
                                BULL MOOSE GROWTH
                                      FUND
        ================================================================













                                  ANNUAL REPORT

                                NOVEMBER 30, 2004









                                  FUND ADVISER:

                         THE ROOSEVELT INVESTMENT GROUP
                               317 MADISON AVENUE
                                   SUITE 1004
                               NEW YORK, NY 10017

                            TOLL FREE: (877) 322-0576

                           THE BULL MOOSE GROWTH FUND

MANAGEMENT'S DISCUSSION AND ANALYSIS
------------------------------------

For the fiscal year ending November 30, 2004, the Bull Moose Growth Fund returned 12.70%, outperformed the NASDAQ Composite Index and was narrowly beaten by the S&P 500 Index. We are also pleased to report that the value of a $10,000 investment in the Fund since its inception grew to $14,527 (or + $1,637 for the fiscal year), which outperformed both the NASDAQ Composite of $10,923 (+ $763 for the fiscal year) and the S&P 500 of $10,778 (+ $1,227 for the fiscal year). Please see the chart and graph below.

Given that this was a tumultuous year for the equity markets, we are very pleased that the Fund was able to continue to record a strong performance.

Recognizing the possible emergence of a slower-than-expected economic recovery due to rising oil prices and commodity prices, the Fund's investment adviser, The Roosevelt Investment Group, implemented an investment strategy that incorporated the by-products of a slow recovery. These factors were continued consumer spending, rising interest rates, productivity enhancement, capital expenditure recovery, demand for domestic commodities, and improving demand for energy, including coal. The latter two factors were the causes for rising oil and commodity prices. As a result, the Fund continued its diversification strategy with an emphasis on those sectors that would be beneficiaries of the above-stated factors, such as consumer discretionary, industrials, and metals & mining. See the Fund's relative results below regarding the comparative success of this strategy. Against a background of ever improving economic data, a gradual improvement in the corporate sector bodes well for the equity markets in fiscal 2005. This should create new investment opportunities. We believe that your Fund is poised to take advantage of these opportunities as they occur in a thematic environment. At the same time, we will try to take into consideration any possible geopolitical situation that might impact the current investment environment. These geopolitical factors include the xenophobic Middle East, the economic and political impact of China, as well as the turmoil in the former Soviet Union. Thus, we believe that the Fund's strategy is a prudent, but opportunistic approach.

INVESTMENT RESULTS
------------------
------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                      (FOR PERIODS ENDED NOVEMBER 30, 2004)

                                                          SINCE INCEPTION
                                       ONE YEAR         (DECEMBER 21, 2001)
                                    --------------    ------------------------

Bull Moose Growth Fund*                    12.70%             13.55%

NASDAQ Composite Index**                    7.50%              3.04%

S&P 500 Index**                            12.84%              2.58%
------------------------------------------------------------------------------

THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-877-322-0576.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** The Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The NASDAQ Composite Index and S&P 500 Index are widely recognized unmanaged indices representative of broader markets and ranges of securities than is found in the Fund's portfolio. Individuals cannot invest directly in the indices; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

COMPARISON OF THE GROWTH OF A $10,000 INVESTMENT IN THE BULL MOOSE GROWTH FUND,
                    NASDAQ COMPOSITE INDEX AND S&P 500 INDEX

                               [GRAPHIC OMITTED]

                                    NASDAQ
                      Bull Moose   Composite     S&P 500
                     Growth Fund     Index        Index
                      ($14,527)   ($10,923)     ($10,778)

       12/21/2001      10,000       10,000       10,000
        5/31/2002      10,260        8,317        9,377
       11/30/2002       9,840        7,628        8,300
        5/31/2003      10,510        8,251        8,621
       11/30/2003      12,890       10,160        9,551
        5/31/2004      13,062       10,321       10,199
       11/30/2004      14,527       10,922       10,777

The chart above assumes an initial investment of $10,000 made on December 21, 2001 (commencement of Fund operations) and held through November 30, 2004. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.


The Fund is distributed by Unified Financial Securities, Inc.  Member NASD

FUND HOLDINGS - (UNAUDITED)
-------------

            BULL MOOSE GROWTH FUND HOLDINGS AS OF NOVEMBER 30, 2004 1

                                [GRAPHIC OMITTED]

Common Stocks                           92.63%
Money Market Securities                  4.66%
Other Securities                         2.70%
Other Assets in Excess of Liabilities    0.01%


1As a percentage of net assets.

The Bull Moose Growth Fund (the "Fund") invests primarily in common stocks of U.S. companies of all capitalization ranges.

AVAILABILITY OF PORTFOLIO SCHEDULE - (UNAUDITED)
----------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available at the SEC's website at www.sec.gov. The Fund's Form N-Qs may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SUMMARY OF FUND'S EXPENSES - (UNAUDITED)
--------------------------

As a shareholder of the Fund, you incur ongoing costs, including management fees and trustee expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (June 1, 2004) and held for the entire period (through November 30, 2004).

Actual Expenses
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


  ----------------------------------- ------------------- -------------------------- --------------------------
                                      BEGINNING ACCOUNT        ENDING ACCOUNT          EXPENSES PAID DURING
        BULL MOOSE GROWTH FUND              VALUE                   VALUE                  PERIOD* ENDED
                                         JUNE 1, 2004         NOVEMBER 30, 2004          NOVEMBER 30, 2004
    ----------------------------------- ------------------- -------------------------- --------------------------
  Actual                                  $1,000.00               $1,112.20                    $5.68
  (11.22% return after expenses)
  ----------------------------------- ------------------- -------------------------- --------------------------
  Hypothetical                            $1,000.00               $1,019.62                    $5.43
  (5% return before expenses)
  ----------------------------------- ------------------- -------------------------- --------------------------

*Expenses are equal to the Fund's annualized expense ratio of 1.075%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the number of days in the period).

BULL MOOSE GROWTH FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2004

COMMON STOCKS - 92.63%                                                            SHARES                   VALUE
                                                                               --------------         ----------------

AGRICULTURAL CHEMICALS - 2.48%
Potash Corp. of Saskatchewan, Inc.                                                     1,000           $       76,580
                                                                                                      ----------------

AIR CONDITIONING & WARM AIR HEATING EQUIPMENT &
COMMERCIAL & INDUSTRIAL REFRIGERATION EQUIPMENT - 1.89%
American Standard Companies, Inc. (a)                                                  1,500                   58,410
                                                                                                      ----------------

AIR COURIER SERVICES - 1.08%
Fedex Corp.                                                                              350                   33,261
                                                                                                      ----------------

BITUMINOUS COAL & LIGNITE SURFACE MINING - 2.55%
Peabody Energy Corp.                                                                     950                   78,850
                                                                                                      ----------------

BROADWOVEN FABRIC MILLS, MAN MADE FIBER & SILK - 3.09%
Hallwood Group, Inc. (a)                                                               1,000                   95,540
                                                                                                      ----------------

CABLE & OTHER PAY TELEVISION SERVICES - 1.09%
Liberty Media International Corp. - Class A (a)                                          779                   33,544
                                                                                                      ----------------

CALCULATING & ACCOUNTING MACHINES - 1.93%
NCR Corp. (a)                                                                          1,000                   59,730
                                                                                                      ----------------

CHEMICAL & ALLIED PRODUCTS - 2.98%
Monsanto Co.                                                                           2,000                   92,040
                                                                                                      ----------------

COMMERCIAL PRINTING - 2.13%
Donnelley, R.R. & Sons                                                                 1,900                   65,930
                                                                                                      ----------------

COMPUTER PERIPHERAL EQUIPMENT - 1.94%
Symbol Technolgies, Inc.                                                               3,950                   59,882
                                                                                                      ----------------

CRUDE PETROLEUM & NATURAL GAS - 5.36%
EOG Resources, Inc.                                                                      800                   60,056
Talisman Energy, Inc.                                                                  3,750                  105,675
                                                                                                      ----------------
                                                                                                              165,731
                                                                                                      ----------------

DRAWING & INSULATING OF NONFERROUS WIRE - 1.04%
Corning, Inc. (a)                                                                      2,550                   32,079
                                                                                                      ----------------

ELECTRONIC COMPUTERS - 2.60%
Apple Computer, Inc. (a)                                                               1,200                   80,460
                                                                                                      ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT - 1.89%
General Electric Co.                                                                   1,650                   58,344
                                                                                                      ----------------


ELECTRONIC & OTHER SERVICES COMBINED - 0.94%
Exelon Corp.                                                                             700                   29,197
                                                                                                      ----------------

FOOD & KINDRED PRODUCTS - 3.72%
Altria Group, Inc.                                                                     2,000                  114,980
                                                                                                      ----------------

GAS & OTHER SERVICES COMBINED - 3.05%
Sempra Energy                                                                          2,550                   94,299
                                                                                                      ----------------

HEAVY CONSTRUCTION OTHER THAN BUILDING
CONSTRUCTION CONTRACTORS - 1.09%
Fluor Corp.                                                                              650                   33,735
                                                                                                      ----------------

See accompanying notes which are an integral part of the financial statements.

BULL MOOSE GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
NOVEMBER 30, 2004

COMMON STOCKS - 92.63% - CONTINUED                                                SHARES                   VALUE
                                                                               --------------         ----------------

HOSPITAL & MEDICAL SERVICE PLANS - 2.68%
UnitedHealth Group, Inc.                                                               1,000           $       82,850
                                                                                                      ----------------

INDUSTRIAL & COMMERCIAL FANS & BLOWERS &
AIR PURIFYING EQUIPMENT - 2.84%
Flanders Corp. (a)                                                                     8,800                   87,824
                                                                                                      ----------------

INDUSTRIAL INORGANIC CHEMICALS - 1.29%
Minerals Technologies, Inc.                                                              600                   39,810
                                                                                                      ----------------

MINING & QUARRYING OF NONMETALLIC MINERALS - 1.35%
Compass Minerals International, Inc.                                                   1,850                   41,810
                                                                                                      ----------------

MISCELLANEOUS CHEMICAL PRODUCTS - 2.37%
Cabot Corp.                                                                            1,950                   73,417
                                                                                                      ----------------

MISCELLANEOUS PRODUCTS OF PETROLEUM & COAL - 0.88%
Headwaters, Inc. (a)                                                                     850                   27,226
                                                                                                      ----------------

MISCELLANEOUS TRANSPORTATION EQUIPMENT - 1.28%
Polaris Industries, Inc.                                                                 600                   39,540
                                                                                                      ----------------

MOTOR HOMES - 0.92%
Thor Industries, Inc.                                                                    850                   28,390
                                                                                                      ----------------

NATIONAL COMMERCIAL BANKS - 3.85%
MBNA Corp.                                                                             2,050                   54,448
Wachovia Corp.                                                                         1,250                   64,687
                                                                                                      ----------------
                                                                                                              119,135
                                                                                                      ----------------

OIL & GAS FIELD SERVICES - 1.80%
Schlumberger Ltd.                                                                        850                   55,785
                                                                                                      ----------------

PERFUMES, COSMETICS & OTHER TOILET PREPARATIONS - 0.61%
Avon Products, Inc.                                                                      500                   18,770
                                                                                                      ----------------

PETROLEUM REFINING - 1.69%
Suncor Energy, Inc.                                                                    1,500                   52,155
                                                                                                      ----------------

PHARMACEUTICAL PREPARATIONS - 2.72%
Allergan, Inc.                                                                           400                   29,400
Hollis-Eden Pharmaceuticals (a)                                                        3,100                   31,434
Schering Plough Corp.                                                                  1,300                   23,205
                                                                                                      ----------------
                                                                                                               84,039
                                                                                                      ----------------

PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 1.76%
Eastman Kodak Co.                                                                      1,665                   54,462
                                                                                                      ----------------

PRIMARY SMELTING & REFINING OF NONFERROUS METALS - 2.25%
Inco Ltd. (a)                                                                          1,850                   69,708
                                                                                                      ----------------

RADIOTELEPHONE COMMUNICATIONS - 0.71%
Vodafone Group Plc. (b)                                                                  800                   21,816
                                                                                                      ----------------

RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 1.73%
Qualcomm, Inc.                                                                           500                   20,810
Scientific-Atlanta, Inc.                                                               1,100                   32,582
                                                                                                      ----------------
                                                                                                               53,392
                                                                                                      ----------------

See accompanying notes which are an integral part of the financial statements.

BULL MOOSE GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
NOVEMBER 30, 2004


COMMON STOCKS - 92.63% - CONTINUED                                                SHARES                   VALUE
                                                                               --------------         ----------------

RAILROADS - 2.20%
Kansas City Southern (a)                                                               4,000           $       68,040
                                                                                                      ----------------

RETAIL - EATING PLACES - 1.98%
Yum Brands, Inc.                                                                       1,350                   61,290
                                                                                                      ----------------

RETAIL - HOBBY, TOY & GAME SHOPS - 1.25%
Toys "R" Us, Inc. (a)                                                                  2,000                   38,680
                                                                                                      ----------------

RETAIL - RETAIL STORES - 2.00%
PETsMART, Inc.                                                                         1,800                   61,686
                                                                                                      ----------------

SEMICONDUCTORS & RELATED DEVICES - 1.28%
Microchip Technology, Inc.                                                             1,400                   39,452
                                                                                                      ----------------

SERVICES - MANAGEMENT SERVICES - 1.75%
Servicemaster Co.                                                                      4,100                   53,997
                                                                                                      ----------------

SERVICES - MISCELLANEOUS AMUSEMENT & RECREATION - 2.13%
Penn National Gaming, Inc. (a)                                                         1,250                   65,962
                                                                                                      ----------------

SOAP, DETERGENTS, CLEANING PREPARATIONS, PERFUMES, COSMETICS - 1.73%
Procter & Gamble Co.                                                                   1,000                   53,480
                                                                                                      ----------------

STATE COMMERCIAL BANK - 1.68%
North Fork Bancorporation, Inc.                                                        1,800                   51,840
                                                                                                      ----------------

SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 1.91%
Boston Scientific Corp. (a)                                                            1,700                   59,177
                                                                                                      ----------------

TELEPHONE & TELEGRAPH APPARATUS - 1.89%
Comverse Technology, Inc. (a)                                                          2,750                   58,493
                                                                                                      ----------------

WOMENS', MISSES', CHILDREN'S & INFANTS' UNDERGARMENTS - 1.25%
Warnaco Group, Inc. (a)                                                                1,950                   38,747
                                                                                                      ----------------

TOTAL COMMON STOCKS (COST $2,332,665)                                                                       2,863,565
                                                                                                      ----------------

CANADIAN WARRANTS - 0.69%
Inco Ltd., Expires 08/21/2006 (a)                                                      1,500                   21,420
                                                                                                      ----------------

TOTAL WARRANTS (COST $20,865)                                                                                  21,420
                                                                                                      ----------------

                                                                                 PRINCIPAL
                                                                                  AMOUNT
                                                                               --------------
CONVERTIBLE CORPORATE BONDS - 0.77%
Corning, Inc., 0.00%, 11/08/2015 (a)                                            $     30,000                   23,850
                                                                                                      ----------------

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $20,394)                                                               23,850
                                                                                                      ----------------

U.S. TREASURY & AGENCY OBLIGATIONS - 0.43%
U.S. Treasury Inflationary Index Note, 3.00%, 07/15/2012                               5,275                    5,865
U.S. Treasury STRIP Note, 0.00%, 11/15/2027 (a)                                       25,000                    7,424
                                                                                                      ----------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (COST $13,146)                                                        13,289
                                                                                                      ----------------

See accompanying notes which are an integral part of the financial statements.

BULL MOOSE GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
NOVEMBER 30, 2004


                                                                                  SHARES                   VALUE
                                                                               --------------         ----------------

CONVERTIBLE PREFERRED STOCKS - 0.81%
Schering Plough, 6.00%, 09/14/07                                                         500           $       25,000
                                                                                                      ----------------

TOTAL CONVERTIBLE PREFERRED STOCKS (COST $25,900)                                                              25,000
                                                                                                      ----------------

MONEY MARKET SECURITIES - 4.66%
Huntington Money Market Fund, 0.88% (c)                                              143,855                  143,855
                                                                                                      ----------------

TOTAL MONEY MARKET SECURITIES (COST $143,855)                                                                 143,855
                                                                                                      ----------------

TOTAL INVESTMENTS (COST $2,556,825) - 99.99%                                                                3,090,979
                                                                                                      ----------------

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.01%                                                                     441
                                                                                                      ----------------

TOTAL NET ASSETS - 100.00%                                                                             $    3,091,420
                                                                                                      ================

(a)  Non-income producing.
(b)  American Depositary Receipts.
(c) Variable rate security; the coupon rate shown represents the rate at November 30, 2004.



See accompanying notes which are an integral part of the financial statements.

BULL MOOSE GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2004



ASSETS
Investments in securities, at value (cost $2,556,825)                                                       $    3,090,979
Dividends receivable                                                                                                 3,564
Interest receivable                                                                                                    151
                                                                                                           ----------------
     TOTAL ASSETS                                                                                                3,094,694
                                                                                                           ----------------

LIABILITIES
Payable to adviser                                                                                                   2,769
Trustee fees accrued                                                                                                   505
                                                                                                           ----------------
     TOTAL LIABILITIES                                                                                               3,274
                                                                                                           ----------------

NET ASSETS                                                                                                  $    3,091,420
                                                                                                           ================

NET ASSETS CONSIST OF:
Paid in capital                                                                                                  2,364,011
Accumulated undistributed net realized gain from investment transactions                                           193,255
Net unrealized appreciation on investments                                                                         534,154
                                                                                                           ----------------

NET ASSETS                                                                                                  $    3,091,420
                                                                                                           ================

Shares outstanding (unlimited number of shares authorized)                                                         218,086
                                                                                                           ----------------

Net Asset Value,
offering and redemption price per share                                                                     $        14.18
                                                                                                           ================

See accompanying notes which are an integral part of the financial statements.

BULL MOOSE GROWTH FUND
STATEMENT OF OPERATIONS
FISCAL YEAR ENDED NOVEMBER 30, 2004



INVESTMENT INCOME
Dividend income                                                                                      $      24,841
Interest income                                                                                              2,156
                                                                                                    ---------------
  TOTAL INCOME                                                                                              26,997
                                                                                                    ---------------

EXPENSES
Investment adviser fee                                                                                      27,064
Trustee expenses                                                                                             2,032
                                                                                                    ---------------
  TOTAL EXPENSES                                                                                            29,096
                                                                                                    ---------------
NET INVESTMENT (LOSS)                                                                                       (2,099)
                                                                                                    ---------------


REALIZED & UNREALIZED GAIN FROM INVESTMENTS
Net realized gain on investment securities                                                                 232,297
Change in unrealized appreciation (depreciation)
   on investment securities                                                                                119,308
                                                                                                    ---------------
Net realized and unrealized gain on investment securities                                                  351,605
                                                                                                    ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 $     349,506
                                                                                                    ===============

See accompanying notes which are an integral part of the financial statements.

BULL MOOSE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                                       YEAR ENDED                  YEAR ENDED
                                                                    NOVEMBER 30, 2004           NOVEMBER 30, 2003
                                                                 ------------------------  ----------------------------
OPERATIONS
  Net investment (loss)                                           $               (2,099)   $                     (834)
  Net realized gain on investment securities                                     232,297                        65,659
  Change in unrealized appreciation (depreciation)                               119,308                       399,947
                                                                 ------------------------  ----------------------------
  Net increase in net assets resulting from operations                           349,506                       464,772
                                                                 ------------------------  ----------------------------

DISTRIBUTIONS
  From net realized gain                                                         (69,055)                            -
                                                                 ------------------------  ----------------------------
  Total distributions                                                            (69,055)                            -
                                                                 ------------------------  ----------------------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                    1,187,033                     1,200,087
  Reinvestment of distributions                                                   69,055                             -
  Amount paid for shares repurchased                                            (789,813)                     (116,760)
                                                                 ------------------------  ----------------------------
  Net increase in net assets resulting
     from share transactions                                                     466,275                     1,083,327
                                                                 ------------------------  ----------------------------

TOTAL INCREASE IN NET ASSETS                                                     746,726                     1,548,099
                                                                 ------------------------  ----------------------------

NET ASSETS
  Beginning of period                                                          2,344,694                       796,595
                                                                 ------------------------  ----------------------------

  End of period                                                   $            3,091,420    $                2,344,694
                                                                 ========================  ============================

Accumulated undistributed net
   investment income included
   in net assets at end of period                                 $                    -    $                        -
                                                                 ------------------------  ----------------------------

CAPITAL SHARE TRANSACTIONS
  Shares sold                                                                     91,325                       111,323
  Shares issued in reinvestment of distributions                                   5,209                             -
  Shares repurchased                                                             (60,401)                      (10,333)
                                                                 ------------------------  ----------------------------

  Net increase from capital share transactions                                    36,133                       100,990
                                                                 ========================  ============================

See accompanying notes which are an integral part of the financial statements.

BULL MOOSE GROWTH FUND
FINANCIAL HIGHLIGHTS

The tables below set forth financial data for a share outstanding throughout each period presented.


                                                                                                              FOR THE
                                                                    YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                                 NOVEMBER 30, 2004   NOVEMBER 30, 2003   NOVEMBER 30, 2002 (a)
                                                                 -----------------   ------------------  ------------------

SELECTED PER SHARE DATA
Net asset value, beginning of period                              $         12.89     $           9.84    $          10.00
                                                                 -----------------   ------------------  ------------------
Income from investment operations
  Net investment (loss)                                                     (0.01)               (0.01)              (0.04)
  Net realized and unrealized gain (loss)                                    1.62                 3.06               (0.12)
                                                                 -----------------   ------------------  ------------------
Total from investment operations                                             1.61                 3.05               (0.16)
                                                                 -----------------   ------------------  ------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gain                                                    (0.32)                   -                   -
                                                                 -----------------   ------------------  ------------------
Total distributions                                                         (0.32)                   -                   -
                                                                 -----------------   ------------------  ------------------

Net asset value, end of period                                    $         14.18     $          12.89    $           9.84
                                                                 =================   ==================  ==================

TOTAL RETURN (b)                                                           12.70%               31.00%              -1.60% (c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                                   $         3,091     $          2,345    $            797
Ratio of expenses to average net assets                                     1.07%                1.15%               1.43% (d)
Ratio of net investment income to
   average net assets                                                     (0.08)%              (0.06)%               (0.38)(d)
Portfolio turnover rate                                                    82.28%               54.18%              52.75%

(a) For the period December 21, 2001 (Commencement of Operations) through November 30, 2002.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)  For periods of less than a full year, total return is not annualized.
(d)  Annualized.


See accompanying notes which are an integral part of the financial statements.

                             BULL MOOSE GROWTH FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                                NOVEMBER 30, 2004

NOTE 1.  ORGANIZATION

The Bull Moose Growth Fund (the "Fund") was organized as a diversified series of AmeriPrime Advisors Trust (the "Trust") on June 28, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund's investment objective is long term capital appreciation. The investment adviser to the Fund is The Roosevelt Investment Group (the "Adviser").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to continue to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                             BULL MOOSE GROWTH FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                          NOVEMBER 30, 2004 - CONTINUED

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. Distributions to shareholders are recorded on the ex-dividend date. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. Net investment loss of $2,099 was reclassified to accumulated undistributed net realized short term gains on November 30, 2004.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the fiscal year ended November 30, 2004, the Adviser earned a fee of $27,064 from the Fund. As of November 30, 2004, the Fund owed the Adviser $2,769 for its services.

The Trust retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and to provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency, and fund accounting fees on behalf of the Funds per the Agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or officers or shareholders of Unified Financial Services, Inc. ("UFS") (the parent of Unified).

Unified Financial Securities, Inc. (the "Distributor") acts as the principal distributor of the Fund's shares. The Fund has adopted a plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940 that permits the Fund to pay certain distribution and promotion expenses related to marketing shares of the Fund; however, the plan has not been activated. As a result, there were no 12b-1 payments made for the fiscal year ended November 30, 2004. A Trustee has an ownership interest in UFS (the parent company of the Distributor), and certain officers of the Trust are a director and/or officers of the Distributor and/or shareholders of UFS. As a result, those persons may be deemed to be affiliates of the Distributor.

                             BULL MOOSE GROWTH FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                          NOVEMBER 30, 2004 - CONTINUED

NOTE 4.  INVESTMENTS

For the fiscal year ended November 30, 2004, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

PURCHASES
     U.S. Government Obligations $       -
     Other                        2,515,647
SALES
     U.S. Government Obligations $       -
     Other                        2,050,010

As of November 30, 2004, the net unrealized appreciation of investments for tax purposes was as follows:

Gross appreciation            $         552,920

Gross depreciation                      (18,766)

                             -------------------
Net appreciation
  on investments              $         534,154
                             ===================

At November 30, 2004, the aggregate cost of securities for federal income tax purposes was $2,556,825.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS

On December 29, 2004, a distribution of $1.04 per share was declared. The dividend was paid on December 29, 2004 to shareholders of record on December 28, 2004.

The tax character of distributions paid during the fiscal years ended November 30, 2004 and 2003 is as follows:

                                     2004          2003
                                 -------------  ------------

Long-term Capital Gain            $     4,464    $        -
Short-term Capital Gain                64,591             -
                                 -------------  ------------
Total distributions paid          $    69,055    $        -
                                 =============  ============

                             BULL MOOSE GROWTH FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                          NOVEMBER 30, 2004 - CONTINUED

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

As of November 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gain/(accumulated losses)         $      193,255
Unrealized appreciation/(depreciation)                                   534,154

                                                                 ---------------
                                                                  $      727,409
                                                                 ===============

NOTE 7. CHANGE OF AUDITORS

On March 3, 2004, McCurdy & Associates CPA's, Inc. ("McCurdy") notified the Fund of its intention to resign as the Fund's independent auditors upon selection of replacement auditors.

On March 14, 2004, the Board and the Fund's Audit Committee selected Cohen McCurdy, Ltd. ("Cohen") to replace McCurdy as the Fund's auditors for the fiscal year ending November 30, 2004 to be effective upon the resignation of McCurdy.

On March 14, 2004, upon receipt of notice that Cohen was selected as the Fund's auditor, McCurdy, whose audit practice was acquired by Cohen, resigned as independent auditors to the Fund. McCurdy's report dated December 11, 2003 on the Fund's financial statements for the fiscal year ended November 30, 2003 contained no adverse opinion or a disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the period December 11, 2003 through the date of engagement of Cohen, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy, would have caused McCurdy to make reference to the subject matter of the disagreements in connection with its reports on the Fund's financial statements for such periods.

Neither  the Fund nor anyone on its behalf  consulted  with Cohen on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Fund's financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
             -------------------------------------------------------

To The Shareholders and
Board of Trustees
Bull Moose Growth Fund


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Bull Moose Growth Fund as of November 30, 2004, and the related statements of operations and changes in net assets and the financial highlights for the fiscal year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended November 30, 2003 and the financial highlights for the periods indicated prior to November 30, 2004 were audited by McCurdy & Associates CPA's, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd. McCurdy & Associates CPA's, Inc. expressed unqualified opinions on those statements and highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and cash held as of November 30, 2004 by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bull Moose Growth Fund as of November 30, 2004, and the results of operations, changes in net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Cohen McCurdy


Cohen McCurdy, Ltd.
Westlake, Ohio
January 13, 2005

TRUSTEES AND OFFICERS (UNAUDITED)
---------------------------------

INDEPENDENT TRUSTEES

----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH FUND   PRINCIPAL OCCUPATION DURING PAST 5 YEARS AND OTHER
COMPLEX,** TERM OF POSITION WITH TRUST                DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director,  Vice  President  and  Chief  Investment  Officer  of
                                                      Legacy Trust Company,  N.A.  since 1992;  Trustee of AmeriPrime
Trustee, July 2002 to present                         Funds since 1995 and Unified  Series Trust since December 2002;
                                                      Trustee  of CCMI  Funds  since  June  2003;  Trustee  of Access
                                                      Variable Insurance Trust since April 2003.
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President   and  founder  of  The  Rose,   Inc.,  a  registered
                                                      investment  advisor,  since April 1993;  Trustee of  AmeriPrime
Chairman, December 2004 to present                    Funds and Unified Series Trust since December  2002; Trustee of
Trustee, November 2002 to present                     CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               President  of  International  Crankshaft  Inc.,  an  automotive equipment  manufacturing  company,  since 2004,  Vice President
Trustee, November 2002 to present                     and General  Manager from 1990 to 2003;  Trustee of The Unified
                                                      Funds from 1994 to 2002;  Trustee of Firstar  Select  Funds,  a
                                                      REIT  mutual  fund,  from 1997 to 2000;  Trustee of  AmeriPrime
                                                      Funds and Unified Series Trust since December 2002;  Trustee of
                                                      CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------

INTERESTED TRUSTEES AND PRINCIPAL OFFICERS

---------------------------------------------------- -----------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH       PRINCIPAL OCCUPATION DURING PAST 5 YEARS
FUND COMPLEX,** TERM OF POSITION WITH TRUST          AND OTHER DIRECTORSHIPS
---------------------------------------------------- -----------------------------------------------------------------
Ronald C. Tritschler (1952)***                       Chief Executive Officer,  Director and Legal Counsel of The Webb
                                                     Companies,   a  national  real  estate   company,   since  2001,
Trustee, November 2002 to present                    Executive  Vice  President  and  Director  from  1990  to  2000;
                                                     Director of First State  Financial  since 1998;  Director,  Vice
                                                     President  and Legal  Counsel of The Traxx  Companies,  an owner and  operator of  convenience  stores,  since  1989;  Trustee of
                                                     AmeriPrime  Funds and Unified  Series Trust since December 2002;
                                                     Trustee of CCMI Funds since June 2003.
---------------------------------------------------- -----------------------------------------------------------------
Anthony J. Ghoston (1959)                            Executive  Vice  President of Unified Fund  Services,  Inc., the
                                                     Trust's  administrator,  since June 2004,  Senior Vice President
President, July 2004 to present                      from April 2003 to June 2004;  Senior Vice  President  and Chief
                                                     Information  Officer of Unified  Financial  Services,  Inc., the
                                                     parent  company of the Trust's  administrator  and  distributor, from 1997 to November 2004;  President of AmeriPrime Funds, CCMI
                                                     Funds, and Unified Series Trust since July 2004.
---------------------------------------------------- -----------------------------------------------------------------
Thomas G. Napurano (1941)                            Chief Financial  Officer and Executive Vice President of Unified
                                                     Financial  Services,  Inc.,  the parent  company of the  Trust's
Chief Financial Officer and Treasurer, October       administrator  and  distributor, since 1989, Director from  1989
2002 to present                                      to March  2002;  Director of Unified Financial Securities, Inc.,
                                                     the Trust's distributor,  since December 2004,  Chief Financial
                                                     Officer and Executive Vice President since June 1990;  Executive
                                                     Vice  President,  Treasurer,  and  Chief  Financial  Officer  of
                                                     Unified  Fund  Services,  Inc., the Trust's administrator, since
                                                     1990, Director since 2004; Treasurer and Chief Financial Officer of AmeriPrime Funds since October 2002 and Unified Series Trust since  December 2002;  Treasurer and Chief Financial  Officer of
                                                     CCMI Funds since June 2003; Treasurer of The Unified Funds from
                                                     1994 to 2002 and Firstar Select Funds from 1997 to 2000.
---------------------------------------------------- -----------------------------------------------------------------
Freddie Jacobs, Jr., CPA (1970)                      Vice  President  of Unified  Fund  Services,  Inc.,  the Trust's
                                                     administrator,  since December 2003; Assistant Vice President of
Secretary, September 2004 to present                 U.S.  Bancorp  Fund  Services  LLC from 2000 to  December  2003,
                                                     Trust Officer from 1998 to 2000;  Secretary of AmeriPrime Funds,
                                                     CCMI  Funds and  Unified  Series  Trust  since  September  2004;
                                                     Principal  Accounting  Officer of Lindbergh Funds since February
                                                     2004.
---------------------------------------------------- -----------------------------------------------------------------
Lynn E. Wood (1946)                                  Chief  Compliance  Officer of AmeriPrime  Funds,  Unified Series
                                                     Trust,  and CCMI Funds  since  October  2004;  Chief  Compliance
Chief Compliance Officer, October 2004 to present    Officer of  Unified  Financial  Securities,  Inc.,  the  Trust's
                                                     distributor,   since  December  2004  and  from  1997  to  2000,
                                                     Chairman  from 1997 to  December  2004,  President  from 1997 to
                                                     2000;  Director of  Compliance of Unified Fund  Services,  Inc.,
                                                     the Trust's administrator,  from October 2003 to September 2004;
                                                     Chief Compliance  Officer of Unified Financial  Services,  Inc.,
                                                     the   parent   company   of  the   Trust's   administrator   and
                                                     distributor, from 2000 to 2004.
---------------------------------------------------- -----------------------------------------------------------------

* The address for each of the trustees and officers is 431 N. Pennsylvania St., Indianapolis, IN 46204.
** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex consists of 27 series.
*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the Distributor of certain series in the Fund Complex.

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request. You may call toll-free (877) 322-0576 to request a copy of the SAI or to make shareholder inquiries.

                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended June 30, 2004 are available without charge upon request by calling the Fund at (877) 322-0576 and in documents filed with the SEC on the SEC's website at www.sec.gov.


TRUSTEES
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Anthony J. Ghoston, President
Thomas G. Napurano, Chief Financial Officer and Treasurer
Freddie Jacobs, Jr., Secretary
Lynn Wood, Chief Compliance Officer

INVESTMENT ADVISOR
The Roosevelt Investment Group
317 Madison Avenue, Suite 1004
New York, NY 10017

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
826 Westpoint Parkway, Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut St., Suite 1400
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut St.
Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204







This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
     (3)  Compliance with applicable governmental laws, rules, and regulations;
     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
     (5)  Accountability for adherence to the code.

(c)  Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)  Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) The registrant's Board of Trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered the possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      AUDIT FEES
         ----------

         FY 2003           $ 9,747
         FY 2004           $ 9,792




(b)      AUDIT-RELATED FEES
         ------------------

                        Registrant
                        ----------

         FY 2003           $ 0
         FY 2004           $ 0
         Nature of the fees:

(c)      TAX FEES
         --------

                        Registrant
                        ----------

         FY 2003           $ 650
         FY 2004           $ 675
         Nature of the fees:        preparation of 1120-RIC

 (d)     ALL OTHER FEES
         --------------

                        Registrant
                        ----------

         FY 2003           $ 0
         FY 2004           $ 0
         Nature of the fees:

(e)      (1)      AUDIT COMMITTEE'S PRE-APPROVAL POLICIES
                  ---------------------------------------

               The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors' specific representations as to their independence;

         (2)      PERCENTAGES OF SERVICES APPROVED BY THE AUDIT COMMITTEE
                  -------------------------------------------------------

                                                 Registrant
                                                 ----------
                   Audit-Related Fees:               100%
                   Tax Fees:                         100%
                   All Other Fees:                   100%

               None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                        Registrant
                        ----------

         FY 2003           $ 0
         FY 2004           $ 0

(h) Not applicable. The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.
         Not applicable - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.
         Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10.  CONTROLS AND PROCEDURES.
(a) Based on an evaluation of the registrant's disclosure controls and procedures as of December 22, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1)   Code is filed herewith

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)   Not Applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      AmeriPrime Advisors Trust

By
*     /s/ Anthony J. Ghoston
 ------------------------------------------------------------------------------
         Anthony J. Ghoston, President

Date   1/28/05
    ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*     /s/ Anthony J. Ghoston
 ------------------------------------------------------------------------------
         Anthony J. Ghoston, President

Date   1/28/05
    ---------------------------------------------------------------------------

By
*      /s/ Thomas G. Napurano
 ------------------------------------------------------------------------------
         Thomas G. Napurano, Chief Financial Officer and Treasurer

Date    1/26/05
    ---------------------------------------------------------------------------